Financial Risk Management - Summary of Details of Changes in Provisions for Impairment of Trade Receivables and Other Financial Assets at Amortized Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 343,738	₩ 349,725
Provision	69,972	64,522
Written-off	(80,126)	(68,298)
Others	(2,294)	(2,211)
Ending balance	331,290	343,738
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Beginning balance	218,543	201,387
Provision	114,501	65,941
Written-off	(150,014)	(51,383)
Others	15,547	3,448
Reversal	(14,941)	(850)
Ending balance	₩ 183,636	₩ 218,543